Exhibit 99.9

Unique Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test
1450001926	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Right to Choose Insurance Provider
1450001924	2	2	[2] Negam by Note Design		1
1450001921	2	1			2	[2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application
1450001925	3	3	[3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
1450001922	3	1	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Disclosure Statement
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
							Finance charges under disclosed by $218.37 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
1450001927	3	1			3	[3] HUD1 Incomplete [2] State - Missing MD Mandatory Arbitration Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Written Acknowledgement of Delivery of the Note	Final HUD not signed by the borrower	NO
1450001923	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing

Unique Loan ID	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
1450001926		Cashout Refi	Owner Occ	81.82	81.82	44.176
1450001924		Cashout Refi	Investment Property	80	80	44.36
1450001921		Purchase	Owner Occ	95	95	33.53
1450001925		Purchase	Owner Occ	100	100	44.72
1450001922	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.98	84.98	43.79
1450001927		Purchase	Owner Occ	90	90	40.92
1450001923		Purchase	Owner Occ	117.99	140.12	37.051